Offsets	May 29, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Labcorp Holdings Inc.
Form or Filing Type	S-8
File Number	333-279514
Initial Filing Date	May 17, 2024
Fee Offset Claimed	$ 38,281.99
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.10 per share
Unsold Securities Associated with Fee Offset Claimed	1,232,597
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 259,363,101.53
Termination / Withdrawal Statement	The registrant terminated the offering of such unsold and unissued securities under the Prior Registration Statement and removed from registration such unsold and unissued shares by means of a post-effective amendment to the Prior Registration Statement filed on May 29, 2025. Pursuant to Rule 415(a)(6) and Rule 457(p) under the Securities Act, the registrant hereby offsets the registration fee due under this registration statement by $38,281.99.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Labcorp Holdings Inc.
Form or Filing Type	S-8
File Number	333-279514
Filing Date	May 17, 2024
Fee Paid with Fee Offset Source	$ 38,281.99
Termination / Withdrawal Statement	The registrant terminated the offering of such unsold and unissued securities under the Prior Registration Statement and removed from registration such unsold and unissued shares by means of a post-effective amendment to the Prior Registration Statement filed on May 29, 2025. Pursuant to Rule 415(a)(6) and Rule 457(p) under the Securities Act, the registrant hereby offsets the registration fee due under this registration statement by $38,281.99.